UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Financial Partners, L.L.C.
Address: 96 Cummings Point Road

         Stamford, CT  60906

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Sole Member
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     August 16, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $137,851 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGOSY GAMING CO               COM              40228108      8046   175220 SH       DEFINED                175220
ASCENTIAL SOFTWARE CORP        COM              04362P207     1112    60000 SH       DEFINED                 60000
ASK JEEVES INC                 COM              45174109      1683    59944 SH       DEFINED                 59944
BEVERLY ENTERPRISES INC        COM              87851109      2412   194800 SH       DEFINED                194800
CIRCUIT CITY STORES            COM              172737108     1926   120000 SH       DEFINED                120000
FIDELITY NATL FINL INC         COM              316326107      652    19800 SH       DEFINED                 19800
GILLETTE CORP                  COM              375766102    13912   275590 SH       DEFINED                275590
GUIDANT CORP                   COM              401698105    20640   279300 SH       DEFINED                279300
HOLLINGER INTL INC             CL A             435569108     3229   293041 SH       DEFINED                293041
I-MANY INC                     COM              44973Q103      562   353595 SH       DEFINED                353595
INSIGHT COMMUNICATIONS CO      CL A             45768V108     2984   251777 SH       DEFINED                251777
KERR-MCGEE CORP                COM              492386107    11750   150000 SH       DEFINED                150000
KING PHARMACEUTICALS INC       COM              495582108     1211   145675 SH       DEFINED                145675
MANDALAY RESORT GROUP          COM              562567107     4143    58775 SH       DEFINED                 58775
MAY DEPARTMENT STORES CO       COM              577778103      718    19400 SH       DEFINED                 19400
MCI INC                        COM              552691107     2988   120000 SH  PUT  DEFINED                120000
MCI INC                        COM              552691107     2316    93000 SH       DEFINED                 93000
MCI INC                        COM              552691107     2019    81100 SH  CALL DEFINED                 81100
PENN ENGINEERING & MFG CO      COM              707389300     6323   350300 SH       DEFINED                350300
PENN ENGINEERING & MFG CO      CL A             707389102      468    25860 SH       DEFINED                 25860
SPRINT CORP                    COM              852061100     2730   120000 SH       DEFINED                120000
SPX CORP                       COM              784635104     5194   120000 SH       DEFINED                120000
SUNGARD DATA SYSTEMS           COM              867363103      207     6000 SH  PUT  DEFINED                  6000
SUNGARD DATA SYSTEMS           COM              867363103     1594    46200 SH  CALL DEFINED                 46200
TELESYSTEM INTL WIRELESS       COM              879946606     1830   120000 SH       DEFINED                120000
TEMPLE-INLAND INC              COM              879868107     1524    21000 SH       DEFINED                 21000
THOMAS INDUSTRIES INC          COM              884425109     3627    91500 SH       DEFINED                 91500
TOYS R US                      COM              892335100      644    25000 SH  CALL DEFINED                 25000
TOYS R US                      COM              892335100     4637   180000 SH  CALL DEFINED                180000
UNITED DEFENSE INDS INC        COM              910183104     7709   105000 SH       DEFINED                105000
UNOCAL CORP                    COM              915289102      925    15000 SH       DEFINED                 15000
VERITAS SOFTWARE CO            COM              923436109     3483   150000 SH       DEFINED                150000
WESTERN WIRELESS CORP          COM              9.60E+208    14653   116900 SH       DEFINED                116900